Trade and other payables - current (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Trade and other payables - current [Abstract]
Trade payables	$ 105.0	$ 46.1
Tax and social security	80.7	46.5
Accruals	425.3	584.3
Total trade and other payables	611.0	676.9
Vacation and payroll	88.4	147.0
Commission and employee bonuses	74.9	162.7
Integration and divestiture expenses	26.4	44.5
Consulting and audit fees	$ 36.9	$ 30.3